Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING REVENUES AND OTHER
Oil	$ 169,611	$ 115,778	$ 163,677	$ 199,799	$ 347,842
Natural gas	37,780	20,277	30,953	30,621	65,002
Natural gas liquids	22,814	10,109	15,663	10,864	18,281
Other revenues	274	358	415	682	1,003
Total operating revenues	230,479	146,522	210,708	241,966	432,128
Gain on sale of assets		3,723	3,542	67,781	87,520
Gain on acquisition of oil and natural gas properties	6,893
Gain (loss) on derivative contracts	38,024	(23,970)	(40,460)	124,141	96,559
Total operating revenues and other	275,396	126,275	173,790	433,888	616,207
OPERATING EXPENSES
Lease and plant operating expense	49,836	45,222	56,893	67,706	64,686
Marketing and transportation expense	21,566	8,140	13,326	4,030	9,134
Production and ad valorem taxes	8,812	8,021	10,750	15,131	28,214
Workover expense	5,112	3,242	4,714	6,511	8,961
Exploration expense	19,930	15,304	24,777	42,718	61,912
Depreciation, depletion, and amortization expense	80,082	66,857	92,901	143,969	141,804
Impairment expense	29,206	14,238	16,306	176,774	74,927
Accretion expense	1,447	1,615	2,174	2,076	2,198
General and administrative expense	35,534	32,909	41,758	44,454	69,198
Total operating expenses	251,525	195,548	263,599	503,369	461,034
INCOME (LOSS) FROM OPERATIONS	23,871	(69,273)	(89,809)	(69,481)	155,173
OTHER INCOME (EXPENSE)
Interest expense	(39,069)	(52,253)	(60,884)	(62,473)	(55,812)
Interest income	880	672	894	723	15
Loss on extinguishment of debt			(18,151)
Total other income (expense)	(38,189)	(51,581)	(78,141)	(61,750)	(55,797)
INCOME (LOSS) BEFORE STATE INCOME TAXES	(14,318)	(120,854)	(167,950)	(131,231)	99,376
Provision for (benefit from) state income taxes	285	107	(29)	562	176
NET INCOME (LOSS)	$ (14,603)	$ (120,961)	$ (167,921)	$ (131,793)	$ 99,200